Capital structure and financial items - Cash and cash equivalents, financial resources and free cash flow - Free Cash Flow (Details) - DKK (kr) kr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Net cash generated from operating activities		kr 44,616	kr 41,168	kr 48,314
Net cash used in investing activities		(12,080)	(6,571)	(6,790)
Net purchase of marketable securities		0	(2,009)	(1,533)
Free cash flow	kr 32,500	kr 32,536	kr 32,588	kr 39,991